Unissued Capital Reserve	6 Months Ended
Dec. 31, 2025
Unissued Capital Reserve [Abstract]
UNISSUED CAPITAL RESERVE
13.	UNISSUED CAPITAL RESERVE

	31 December 2025 $ (Unaudited)	30 June 2025 $ (Audited)
Unissued capital reserve	45,734,183	45,734,183
	45,734,183	45,734,183